SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Cash, Cash Equivalents, Time Deposits and Restricted Time Deposits
	December 31,
	2016	2017
	RMB	RMB
RMB denominated bank deposits with financial institutions in the PRC	867,811	910,804
US dollar denominated bank deposits with a financial institutions in the PRC	152,792	135,686
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	3,535	4,387
HK dollar denominated bank deposits with a financial institution in HK SAR	1	1
RMB denominated bank deposits with a financial institution in HK SAR	3	21
US dollar denominated bank deposits with financial institutions in the U.S.	261,913	68,795